INCOME TAX (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax expense (benefit) [Abstract]
Current		$ (359,000)	$ (277,000)	$ 0
Deferred		7,672,000	0	0
Disproportionate tax effect		0	1,444,000	0
Valuation allowance - change in estimate		(118,000)	(56,018,000)	0
Income tax expense (benefit)		7,195,000	(54,851,000)	0
Statutory federal income tax rate (in hundredths)		35.00%
Reconciliation of income tax benefit [Abstract]
Statutory rate applied to income before income tax		8,826,000	7,930,000	9,169,000
Unrecognized tax benefit		(595,000)	(186,000)	0
Tax-exempt income		(522,000)	(402,000)	(453,000)
Bank owned life insurance		(480,000)	(477,000)	(568,000)
Net change in valuation allowance		(118,000)	(63,980,000)	(8,730,000)
Non-deductible meals, entertainment and memberships		53,000	55,000	55,000
Disproportionate tax effect		0	1,444,000	0
U.S. Treasury warrant		0	359,000	100,000
Share-based compensation		0	8,000	258,000
Other, net		31,000	398,000	169,000
Income tax expense (benefit)		7,195,000	(54,851,000)	0
Reversal of valuation allowance on net deferred tax assets	57,600,000
Deferred tax assets [Abstract]
Loss carryforwards		32,933,000	38,027,000
Allowance for loan losses		9,099,000	11,317,000
Fixed assets		3,239,000	3,081,000
Alternative minimum tax credit carry forward		3,037,000	2,672,000
Purchase premiums, net		2,050,000	2,280,000
Valuation allowance on other real estate owned		879,000	1,431,000
Share based payments		684,000	402,000
Unrealized loss on trading securities		559,000	456,000
Vehicle service contract counterparty contingency reserve		521,000	523,000
Deferred compensation		448,000	523,000
Other than temporary impairment charge on securities available for sale		436,000	466,000
Non accrual loan interest income		244,000	325,000
Loss reimbursement on sold loans reserve		242,000	492,000
Reserve for unfunded lending commitments		189,000	178,000
Unrealized loss on derivative financial instruments		0	133,000
Unrealized loss on securities available for sale		0	1,723,000
Other		0	40,000
Gross deferred tax assets		54,560,000	64,069,000
Valuation allowance		(1,019,000)	(1,137,000)
Total net deferred tax assets		53,541,000	62,932,000
Deferred tax liabilities [Abstract]
Mortgage servicing rights		4,237,000	4,799,000
Deferred loan fees		260,000	265,000
Federal Home Loan Bank stock		196,000	318,000
Unrealized gain on securities available for sale		87,000	0
Other		129,000	0
Gross deferred tax liabilities		4,909,000	5,382,000
Net deferred tax assets		48,632,000	57,550,000
Operating loss carryforwards [Abstract]
2029		11,285,000
2030		26,254,000
2031		17,170,000
2032		37,739,000
Total		92,448,000
Changes in unrecognized tax benefits [Roll Forward]
Balance at beginning of year		1,672,000	1,871,000	2,139,000
Additions based on tax positions related to the current year		18,000	11,000	15,000
Reductions due to the statute of limitations		(595,000)	(186,000)	(56,000)
Reductions due to settlements		(4,000)	(24,000)	(227,000)
Balance at end of year		1,091,000	1,672,000	1,871,000
State income tax expense (benefit)		0	(200,000)	0
Unrecognized tax benefits of effective tax rate		400,000
Penalties and interest expense		0	0	0
Penalties and interest accrued		0	0	0
NOL Unrealized excess benefits on share-based compensation		1,200,000
Minimum tax credit carryforwards with indefinite lives		3,000,000
Open tax year		2011
Mepco [Member]
Valuation Allowance [Line Items]
Valuation allowance against deferred tax assets attributable to Mepco		$ 1,000,000	$ 1,100,000